UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.0%

	Common Stocks — 96.0%

	Aerospace & Defense — 2.2%
28	Precision Castparts Corp.	2,894
89	United Technologies Corp.	6,132

		9,026

	Auto Components — 2.4%
325	Gentex Corp. (c)	5,565
87	WABCO Holdings, Inc.	3,978

		9,543

	Biotechnology — 4.5%
87	BioMarin Pharmaceutical, Inc. (a) (c)	3,077
100	Celgene Corp. (a)	6,141
128	Gilead Sciences, Inc. (a)	6,591
172	Millennium Pharmaceuticals, Inc. (a)	2,662

		18,471

	Capital Markets — 7.6%
44	Affiliated Managers Group, Inc. (a)	4,029
113	Investment Technology Group, Inc. (a)	5,209
73	Merrill Lynch & Co., Inc.	2,982
263	Och-Ziff Capital Management Group LLC, Class A	5,521
73	State Street Corp.	5,775
64	T. Rowe Price Group, Inc.	3,200
248	TD AMERITRADE Holding Corp. (a) (c)	4,093

		30,809

	Chemicals — 3.8%
97	Ecolab, Inc.	4,217
63	Monsanto Co.	6,980
127	Rockwood Holdings, Inc. (a)	4,175

		15,372

	Commercial Services & Supplies — 3.8%
206	Corrections Corp. of America (a)	5,664
80	Stericycle, Inc. (a)	4,130
181	Waste Connections, Inc. (a)	5,562

		15,356

	Communications Equipment — 4.8%
205	Cisco Systems, Inc. (a)	4,936
181	Corning, Inc.	4,344

132	Nokia OYJ ADR, (Finland)	4,202
55	Research In Motion Ltd., (Canada) (a)	6,139

		19,621

	Computers & Peripherals — 2.9%
47	Apple, Inc. (a)	6,766
107	Hewlett-Packard Co.	4,867

		11,633

	Construction & Engineering — 0.6%
54	Shaw Group, Inc. (The) (a)	2,541

	Distributors — 1.1%
203	LKQ Corp. (a)	4,568

	Diversified Consumer Services — 0.6%
236	INVESTools, Inc. (a) (c)	2,597

	Diversified Financial Services — 3.6%
7	CME Group, Inc.	3,049
174	Interactive Brokers Group, Inc., Class A (a) (c)	4,472
123	MSCI, Inc., Class A (a)	3,662
40	Nymex Holdings, Inc.	3,589

		14,772

	Diversified Telecommunication Services — 1.3%
335	Time Warner Telecom, Inc., Class A (a)	5,188

	Electrical Equipment — 3.1%
12	First Solar, Inc. (a)	2,774
62	General Cable Corp. (a)	3,654
106	Roper Industries, Inc.	6,324

		12,752

	Electronic Equipment & Instruments — 3.7%
212	Amphenol Corp., Class A	7,890
107	Dolby Laboratories, Inc., Class A (a)	3,883
107	FLIR Systems, Inc. (a) (c)	3,223

		14,996

	Energy Equipment & Services — 4.7%
93	Cameron International Corp. (a)	3,856
84	Helmerich & Payne, Inc.	3,928
67	Oceaneering International, Inc. (a)	4,227
123	ShawCor Ltd., Class A, (Canada) (c)	3,348

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Energy Equipment & Services — Continued
52	W-H Energy Services, Inc., Class H (a)	3,587

		18,946

	Food & Staples Retailing — 1.3%
156	Whole Foods Market, Inc. (c)	5,153

	Gas Utilities — 1.3%
90	Questar Corp.	5,113

	Health Care Equipment & Supplies — 2.8%
146	Dentsply International, Inc.	5,616
105	Hologic, Inc. (a)	5,825

		11,441

	Health Care Providers & Services — 2.2%
257	Gentiva Health Services, Inc. (a)	5,590
126	VCA Antech, Inc. (a) (c)	3,457

		9,047

	Health Care Technology — 0.5%
58	Cerner Corp. (a) (c)	2,170

	Hotels, Restaurants & Leisure — 1.0%
106	Red Robin Gourmet Burgers, Inc. (a) (c)	3,979

	Household Durables — 0.9%
68	Garmin Ltd., (Cayman Islands) (c)	3,689

	Industrial Conglomerates — 0.8%
61	McDermott International, Inc. (a)	3,322

	Internet & Catalog Retail — 1.1%
63	Amazon.com, Inc. (a)	4,485

	Internet Software & Services — 1.3%
12	Google, Inc., Class A (a)	5,330

	IT Services — 3.0%
44	MasterCard, Inc., Class A (c)	9,834
142	VeriFone Holdings, Inc. (a) (c)	2,250

		12,084

	Life Sciences Tools & Services — 2.6%
83	Icon plc ADR, (Ireland) (a)	5,405
70	Illumina, Inc. (a) (c)	5,313

		10,718

	Machinery — 3.8%
29	Bucyrus International, Inc., Class A (c)	2,968
63	Cummins, Inc.	2,936
62	Deere & Co.	5,011
102	Kaydon Corp. (c)	4,466

		15,381

	Media — 2.3%
111	John Wiley & Sons, Inc., Class A	4,387
161	Walt Disney Co. (The)	5,039

		9,426

	Metals & Mining — 0.8%
49	Century Aluminum Co. (a)	3,213

	Oil, Gas & Consumable Fuels — 2.8%
121	Forest Oil Corp. (a)	5,934
158	Southwestern Energy Co. (a)	5,326

		11,260

	Pharmaceuticals — 3.0%
100	Merck & Co., Inc.	3,810
63	Shire plc. ADR, (United Kingdom)	3,663
99	Teva Pharmaceutical Industries ADR, (Israel)	4,555

		12,028

	Road & Rail — 1.8%
41	Burlington Northern and Santa Fe Railway Co.	3,790
108	J.B. Hunt Transport Services, Inc. (c)	3,404

		7,194

	Semiconductors & Semiconductor Equipment — 1.7%
49	MEMC Electronic Materials, Inc. (a)	3,453
172	NVIDIA Corp. (a)	3,409

		6,862

	Software — 6.5%
97	ANSYS, Inc. (a)	3,362
76	Electronic Arts, Inc. (a)	3,814
429	Microsoft Corp.	12,172
178	Nuance Communications, Inc. (a) (c)	3,103
202	Oracle Corp. (a)	3,955

		26,406

	Specialty Retail — 2.8%
50	Best Buy Co., Inc.	2,086

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Specialty Retail — Continued
91	J Crew Group, Inc. (a) (c)	3,997
168	Urban Outfitters, Inc. (a)	5,273

		11,356

	Wireless Telecommunication Services — 1.0%
65	America Movil S.A.B. de C.V., Series L ADR, (Mexico)	4,146

	Total Long-Term Investments (Cost $396,478)	389,994

	Short-Term Investment — 4.6%

	Investment Company — 4.6%
18,705	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $18,705)	18,705

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 8.6%

	Corporate Notes — 0.4%
300	Alliance & Leicester plc, (United Kingdom), FRN, 3.08%, 09/02/08	295
250	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	250
300	CDC Financial Products, Inc., FRN, 3.15%, 04/30/08 (i)	300
300	Citigroup Global Markets, Inc., FRN, 3.30%, 04/07/08 (i)	300

		1,145

	Repurchase Agreements — 7.7%
7,000	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $7,000, collateralized by U.S. Government Agency Mortgages	7,000
5,543	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $5,544, collateralized by U.S. Government Agency Mortgages	5,543
7,000	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
5,004	Merrill Lynch & Co., Inc., 2.55%, dated 03/31/08, due 04/01/08, repurchase price $5,004, collateralized by U.S. Government Agency Mortgages	5,004

		31,547

	Time Deposits — 0.5%
200	Den Norske Bank, 3.30%, 04/01/08	200
1,000	Dresdner Bank, 3.50%, 04/01/08	1,000
1,000	ING Bank NV, Seoul, 3.60%, 04/01/08	1,000

		2,200

	Total Investments of Cash Collateral for Securities on Loan (Cost $34,897)	34,892

	Total Investments — 109.2% (Cost $450,080 )	443,591

	Liabilities in Excess of Other Assets — (9.2)%	(37,500)

	NET ASSETS — 100.0%	$406,091

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,983
Aggregate gross unrealized depreciation	(24,472)

Net unrealized appreciation/depreciation	$(6,489)

Federal income tax cost of investments	$450,080

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS AND DEFINITIONS:

ADR	American Depositary Receipt

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 23, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 23, 2008